Derivatives Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net amounts presented in the balance sheet, derivatives assets	$ 4,516		$ 5,508
Net amounts presented in the balance sheet, derivatives liabilities	(4,894)		(73,273)
Net amounts presented in the balance sheet, net derivatives	(134,603)		(90,405)
Derivative Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities	(4,894)		(73,273)
Gross amounts offset in the balance sheet, derivatives liabilities	0		0
Net amounts presented in the balance sheet, derivatives liabilities	(4,894)		(73,273)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	3,682	[1]	5,508	[1]
Gross amounts not offset in the balance sheet, collateral pledged/received	1,195		66,853
Net amount, derivatives liabilities	(17)		(912)
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets	4,516		5,508
Gross amounts offset in the balance sheet, derivatives assets	0		0
Net amounts presented in the balance sheet, derivatives assets	4,516		5,508
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	(3,682)	[1]	(5,508)	[1]
Gross amounts not offset in the balance sheet, collateral pledged/received	(7)
Net amount, derivatives assets	827
Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives	(378)		(67,765)
Net amounts presented in the balance sheet, net derivatives	(378)		(67,765)
Gross amounts not offset in the balance sheet, collateral pledged/received	1,188		66,853
Net amount	$ 810		$ (912)

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.